SHORT-TERM AND LONG-TERM BANK LOANS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Short Term And Long Term Bank
Short - term bank loans	¥ 183,270		¥ 530,495		¥ 137,000	$ 19,863	$ 26,572
Long-term bank loan	928,894		769,767				134,677
Total	1,112,164		1,300,262				161,249
Restricted cash	399,337		675,159	¥ 1,998,323			57,898
Restricted cash	1,545,605		1,069,244	333,313			224,092
Securitization debt.
Short Term And Long Term Bank
Face value	110,142		475,491	462,287			$ 15,969
Proceeds from short-term debt	¥ 108,365	$ 15,711	¥ 462,170	¥ 446,652
Securitization debt. | Minimum
Short Term And Long Term Bank
Effective interest rate	1.40%						1.40%
Securitization debt. | Maximum
Short Term And Long Term Bank
Effective interest rate	5.20%						5.20%
Short-term bank loans
Short Term And Long Term Bank
Short-term debt, weighted average interest rate (as a percent)	1.74%		3.84%				1.74%
Short-term bank loans | Pledged
Short Term And Long Term Bank
Accounts receivable	¥ 0		¥ 194,995
Short-term bank loans guaranteed by subsidiaries within the Group
Short Term And Long Term Bank
Short - term bank loans			40,000
Pledged short term bank loans
Short Term And Long Term Bank
Short - term bank loans	73,128		369,995				$ 10,603
Secured bank borrowings
Short Term And Long Term Bank
Short - term bank loans	110,142		120,500				15,969
Secured bank borrowings | Pledged
Short Term And Long Term Bank
Intercompany notes receivables	110,142		120,500				15,969
Short-term bank loans and secured bank borrowings | Pledged
Short Term And Long Term Bank
Restricted cash	¥ 191,642		¥ 439,285				$ 27,785
Long term bank loan
Short Term And Long Term Bank
Long-term debt, weighted average interest rate (as a percent)	1.06%		1.75%				1.06%
Long term bank loan - 2024	¥ 774,089						$ 112,232
Long term bank loan - 2025	154,805						22,445
Long term bank loan | Pledged
Short Term And Long Term Bank
Restricted cash	¥ 998,800		¥ 847,300				$ 144,812